Summary of Significant Accounting Policies - Estimated Revenue From Significant Customers As a Percentage of Consolidated Gross Revenue (Detail) - Sales Revenue, Gross [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
McKesson Corporation [Member]
Concentration Risk [Line Items]
Concentration of credit risk	35.70%	37.80%
Amerisource Bergen Corporation [Member]
Concentration Risk [Line Items]
Concentration of credit risk	31.00%	26.70%
Cardinal Health [Member]
Concentration Risk [Line Items]
Concentration of credit risk	24.30%	25.50%